OPTIONS AND WARRANTS (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted-
		Weighted-	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Shares	Price	Term (years)
Outstanding at March 31, 2015	343,000	$7.00	8.5
Granted	4,310,000	0.52	8.9
Exercised	-	-	9.2
Expired/Forfeited	-	-	8.2
Outstanding at March 31, 2016	4,653,400	0.92	8.2
Granted	-	-	7.8
Exercised	(485,000)	0.52	-
Expired/Forfeited	(192,600)	0.52	-
Outstanding at March 31, 2017	4,145,800	0.92	7.7
Exercisable at March 31, 2017	4,145,800	0.92	7.7

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
2017 and changes during the period ended on that date:		Weighted-
	Number	Average
	of Warrants	Exercise Price
Outstanding at March 31, 2015	460,608	$7.00
Granted	4,858,057	1.22
Exercised	(254,763)	8.00
Cancelled or Expired	(75,780)	6.00
Outstanding at March 31, 2016	4,988,116	1.39
Granted	-	-
Exercised	(600,000)	0.50
Cancelled or Expired	(195,200)	1.50
Outstanding at March 31, 2017	4,192,916	0.79
Warrants exercisable at March 31, 2017	4,192,916	0.79

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Number of	Weighted-Average
	Warrants	Remaining Contractual
Exercise Price	Outstanding	Life in Years
$27.50	2,326	1.07
9.375	19,067	2.55
6.25	6,667	2.05
5.00	233,429	1.02
3.50	31,429	1.02
0.50	3,900,000	0.91

Schedule of Share-based Payment Award, Warrants, Valuation Assumptions [Table Text Block]
Market value of stock on purchase date	$3.75	to	$7.10
Risk-free interest rate	. 26%	to	1.42%
Dividend yield		0.00%
Volatility factor	116%	to	161%
Weighted average expected life (years)		2